UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, Inc.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		February 15, 2006


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		51

Form 13F Information Table Value Total:		$ 227,460.0767








List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



         Column 1           Column 2    Column 3  Column 4 Column 5
Column 6   Column 7  Column8

                                                    VALUE   SHARES/ SH/PUT/
INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER      TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL
DISCRETION  MANAGERS   SOLE   SHARED  NONE

FORM 13F INFORMATION TABLE



         Column 1           Column 2    Column 3  Column 4 Column 5
Column 6   Column 7  Column8

                                                    VALUE   SHARES/ SH/PUT/
INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER      TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL
DISCRETION  MANAGERS   SOLE   SHARED  NONE

ADESA INC.                Common       00686U104      4,189  171,548sh
sole                171,548
AMERIS BANCORP            Common       03076K108      5,670  285,774sh
sole                285,774
AMETEK INC                Common       031100100      4,367  102,645sh
sole                102,645
ASTORIA FINANCIAL CORP    Common       011593496      5,035  171,265sh
sole                171,265
BENJAMIN FRANKLIN BANCORP Common       082073107        211   15,000sh
sole                 15,000
CAMBRIDGE BANCORP         Common       132152109        491   18,000sh
sole                 18,000
CENDANT CORPORATION       Common       151313103      4,421  256,279sh
sole                256,279
CENTRAL PARKING CORP      Common       154785109      4,121  300,355sh
sole                300,355
COLONY BANKCORP, INC.     Common       19623P101      4,114  164,689sh
sole                164,689
COMMERCIAL CAPITAL BANCORPCommon       20162L105      4,953  289,331sh
sole                289,331
COMMUNITY CAPITAL CORP.   Common       20363C102        155    7,000sh
sole                  7,000
COMMUNITY FINANCIAL CORPORCommon       20365L100        258   11,968sh
sole                 11,968
FORD MOTOR COMPANY        Common       345370860      3,899  505,062sh
sole                505,062
FPL GROUP INC.            Common       302571104      4,283  103,060sh
sole                103,060
HF FINANCIAL CORP         Common       404172108      4,029  212,030sh
sole                212,030
INTERNATIONAL BANCSHARES CCommon       459044103      5,099  173,670sh
sole                173,670
MAC-GRAY CORP             Common       554153106      4,488  385,200sh
sole                385,200
MARATHON OIL CORP         Common       565849106      4,067   66,700sh
sole                 66,700
NATIONAL CITY CORPORATION Common       635405103      4,667  139,020sh
sole                139,020
NAUGATUCK VALLEY FINANCIALCommon       639067107         12    1,184sh
sole                  1,184
NEW ENGLAND BANCSHARES, INCommon       643863202        161   15,000sh
sole                 15,000
NEWALLAINCE BANCSHARES, INCommon       650203102        291   20,018sh
sole                 20,018
NORTH FORK BANCORPORATION Common       659424105      4,511  164,862sh
sole                164,862
NORTHRIM BANCORP INC.     Common       666762109        722   30,800sh
sole                 30,800
PEOPLES BANCORP INC       Common       709789101        623   21,850sh
sole                 21,850
PHH CORP                  Common       693320202        138    4,908sh
sole                  4,908
POGO PRODUCING CO         Common       010135621         60    1,200sh
sole                  1,200
PSB HOLDINGS INC.         Common       69360W108         21    2,000sh
sole                  2,000
SOUTH FINANCIAL GROUP INC Common       837841105      4,608  167,330sh
sole                167,330
SOUTHWEST BANCORP INC.    Common       844767103      4,558  227,875sh
sole                227,875
SOVEREIGN BANCORP INC     Common       845905108      5,367  248,222sh
sole                248,222
STEWART INFORMATION SERVICCommon       860372101      4,055   83,320sh
sole                 83,320
TD BANKNORTH INC          Common       87235A101      4,191  144,282sh
sole                144,282
TORO CO                   Common       891092108      4,399  100,500sh
sole                100,500
TXU CORPORATION           Common       873168108      4,124   82,160sh
sole                 82,160
UNITEDHEALTH GROUP INC    Common       91324P102      8,036  129,321sh
sole                129,321
VERIZON COMMUNICATIONS    Common       92343V104      4,156  137,994sh
sole                137,994
WEBSTER FINANCIAL CORP - CCommon       947890109      6,181  131,787sh
sole                131,787
WELLPOINT INC (NEW)       Common       94973V107      4,513   56,560sh
sole                 56,560
WESCO INTERNATIONAL INC   Common       95082P105      4,629  108,330sh
sole                108,330
ABN AMRO HOLDING NV-SP ADRCommon       000937102        366   14,000sh
sole                 14,000
AUTOLIV INC.              Common       052800109     22,219  489,200sh
sole                489,200
BHP BILLITON LTD - SPON ADCommon       088606108     13,700  409,940sh
sole                409,940
CEMEX SA - SPONS ADR PART Common       151290889     25,631  432,000sh
sole                432,000
METHANEX CORPORATION (US SCommon       59151K108        275   14,650sh
sole                 14,650
PLIVA DD - REG S GDR      Common       72917Q202        744   56,000sh
sole                 56,000
REPSOL S.A. ADR 1:1       Common       76026T205      3,504  119,150sh
sole                119,150
SAMSUNG ELECTRONICS COMMONCommon       796050888     15,282   46,380sh
sole                 46,380
SAMSUNG ELECTRONICS PFD N/Common       796050201        241    1,000sh
sole                  1,000
SAMSUNG SDI CO LTD-GDR    Common       796054203      7,997  277,558sh
sole                277,558
SK TELECOM CO LTD ADR     Common       78440P108      3,632  179,000sh
sole                179,000





















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